Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Comprehensive Income [Abstract]
Net unrealized holding gains (losses) on securities available for sale, net of deferred income tax of $473,000 and $(319,000), respectively	$ (719)	$ 483
Benefit plan adjustment, net of related deferred taxes of $599,000 and $245,000, respectively	(909)	(372)
Accumulated other comprehensive income (loss)	(1,628)	111
Deferred tax assets: Unrealized loss on securities available for sale	473
Deferred Tax Liabilities, Investments		(319)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	$ 599	$ 245